Billet Finder Inc. - (A Development Stage Company) - Statement of Cash Flows (USD $)	6 Months Ended		23 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Cash Flows from Operating Activities
Net (Loss)	$ (106,495)	$ (22,153)	$ (154,781)
Changes in operating Assets and Liabilities
Accounts Payable and Accrued Liabilities	2,800	0	2,800
Net Cash Used by Operating Activities	(103,695)	(22,153)	(151,981)
Cash Flows from Financing Activities
Sale of Stock for cash	0	0	50,250
Proceeds from loan payable to director	3,611	0	4,643
Proceeds of Loan Payable	149,970	0	149,970
Net Cash Provided by Financing Activities	153,581	0	204,863
Net Increase in Cash	49,886	(22,153)	52,882
Cash at Beginning of Period	2,996	47,362	0
Cash at End of Period	52,882	25,209	52,882
Supplemental Diclosures of Cash Flow Information
Cash Paid During Year for Interest	0	0	0
Cash Paid During Year for Income Taxes	$ 0	$ 0	$ 0